Net Loss Per Share - Narrative (Details)	12 Months Ended
Dec. 31, 2021 $ / shares
Earnings Per Share [Abstract]
Convertible Notes, conversion price (in usd per share)	$ 6.5712
VWAP (in usd per share)	$ 9.86
Consecutive days	20 days